Consolidated Balance Sheets (Successor Basis) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 12,006,624	$ 16,245,807
Restricted cash	14,100,614	480,000
Accounts receivable	2,827
Inventories	30,642
Marketable securities, at fair value	1,014,338	1,972,648
Investments in derivatives	115,721	1,095,122
Amounts due from related parties	169,051
Due from brokers	818,968	179,492
Other receivables and prepayments	464,156	310,330
Total current assets	28,722,941	20,283,399
Property, plant and equipment, net	4,260,602	346,587
Non-marketable investments	7,094,712	7,394,713
Intangible assets, net	1,409,540	1,472,707
Amounts due from related parties	50,000	304,820
Long-term deposits	3,417,178	1,757,756
Other non-current asset	119,667
Total Assets	45,074,640	31,559,982
Current liabilities:
Amounts due to related parties	33,417	197,386
Accounts payable and accrued expenses	1,247,147	653,348
Finance lease payable, current portion	43,877
Warrant liabilities	753,118
Convertible debts	10,107,306	480,000
Total current liabilities	12,184,865	1,330,734
Finance lease payable, non-current portion	143,873
Total Liabilities	12,328,738	1,330,734
Commitments and contingencies
EQUITY
Additional paid-in capital	23,003,285	5,294,402
Accumulated other comprehensive loss	(1,484,688)	(367,782)
Accumulated deficit	(17,379,185)	(2,547,462)
Total equity attributable to the shareholders of Aptorum Group Limited	33,114,435	30,243,293
Non-controlling interests	(368,533)	(14,045)
Total equity	32,745,902	30,229,248
Total Liabilities and Equity	45,074,640	31,559,982
Class A Ordinary Shares
EQUITY
Common stock value	6,537,269	5,426,381
Total equity	6,537,269	5,426,381
Class B Ordinary Shares
EQUITY
Common stock value	22,437,754	22,437,754
Total equity	$ 22,437,754	$ 22,437,754